Related Party Balance and Transactions - Schedule of Balances of Contract Assets, Net from Joint Ventures (Details) - Joint Ventures [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	$ 524,150	$ 494,121
Contract liabilities	359,629	536,341
KC-CRFG JV [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	303,585	257,698
Contract liabilities	359,629	536,341
KC-Glory JV [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	177,965	194,943
KC-Geotech JV [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	$ 42,600	$ 41,480